Consolidated Balance Sheets - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	R$ 3,751	R$ 8,274
Trade receivables, net	417	831
Other receivables	279	294
Inventories, net	2,046	5,257
Recoverable taxes	1,114	1,743
Dividends receivable		16
Derivative financial instruments		19
Other current assets	109	251
Total	7,716	16,685
Assets held for sale or distribution	20,843	1,187
Total current assets	28,559	17,872
Non-current assets
Trade receivables, net		1
Other receivables	727	558
Recoverable taxes	2,808	2,410
Derivative financial instruments		6
Deferred income tax and social contribution	922	581
Related parties	301	517
Restricted deposits for legal proceedings	759	731
Other non-current assets	100	162
Investments in associates	833	1,254
Investment properties		3,254
Property and equipment, net	6,844	16,344
Intangible assets, net	1,986	5,753
Total non-current assets	15,280	31,571
Total assets	43,839	49,443
Current liabilities
Trade payable, net	2,528	6,772
Trade payables – Agreements	595	3,306
Borrowings and financing	1,001	1,470
Lease liabilities	490	895
Payroll and related taxes	294	808
Taxes payable	363	580
Related parties	335	371
Dividends payable	1	112
Financing of property and equipment	112	182
Deferred revenue	156	383
Pass-through liabilities		15
Acquisition of non-controlling interest		701
Other current liabilities	385	893
Total	6,260	16,488
Liabilities related to assets held for sale or distribution	11,487	62
Total current liabilities	17,747	16,550
Non-current liabilities
Borrowings and financing	4,862	7,582
Lease liabilities	3,547	5,223
Deferred income tax and social contribution		935
Tax payable	55	153
Related parties	23	96
Provision for risk	2,629	1,442
Deferred revenues	97	65
Provision for losses on investment in associates	863	689
Other non-current liabilities	283	328
Total non-current liabilities	12,359	16,513
Shareholders’ equity
Share capital	5,861	5,859
Capital reserves	318	291
Earning reserves	7,238	6,925
Accumulated loss	(172)
Other comprehensive income	(1,752)	574
Total shareholders' equity	11,493	13,649
Non-controlling interest	2,240	2,731
Total shareholders’ equity	13,733	16,380
Total liabilities and shareholders’ equity	R$ 43,839	R$ 49,443